Intangible Assets	6 Months Ended
Jan. 31, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Net intangible assets consisted of the following:

	As of January 31,	As of July 31,
	2026	2025
Total	$320,000	$320,000
Less: accumulated amortization	(320,000)	(320,000)
Intangible assets	$-	$-

Amortization expense were $nil for the six months ended January 31, 2026 and 2025.